Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 393,750,000.00
Previously Paid Amount	47,759.58
Total Fee Amount	54,376.87
Total Offset Amount	0.00
Net Fee	$ 6,617.29